Subsequent events	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Subsequent events [Text Block]

NOTE 9 – Subsequent events

In August, September and October of 2015, $77,643 of the December 2014 Note was converted into 77,194,959 shares of the Company’s common stock.

In August and September 2015, the company issued an aggregate of 89,209,703 shares of common stock for total proceeds of $108,826 to Tangiers Investment Group, LLC under the investment agreement dated June 20, 2015.

In August 2015, the Company issued 16,077,170 units to an investor for total proceeds of $25,000. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock. The warrants have an exercise price of $0.00218 and have a three year term.

In August 2015, the Company issued 5,733,000 shares to a former service provider for accrued services totaling $10,320.

In August and September 2015, an aggregate of $62,160 of the August 2013 Note was converted into an aggregate of 60,642,857 shares of the Company’s common stock.

In August 2015, we received additional consideration of $50,000 with $5,500 of original issue discount under the terms of the August 2013 Note. An Amendment to this Note was executed in August 2015 to include this additional consideration under the Note.

In September 2015, the Company issued 1,851,852 common shares to an investor for procees of $3,000.

NOTE 17– Subsequent events

Between February and April 2015, $125,000 of the December 2014 Note was converted into 29,248,823 shares of the Company’s common stock.

Between February and April 2015, $105,734 of the August 2013 Note was converted into 30,800,000 shares of the Company’s common stock.

In March and April 2015, $160,833 of the August 2014 Note was converted into 56,676,739 shares of the Company’s common stock.

In April 2015, $52,320 of the October 2014 Note was converted into 26,000,000 shares of the Company’s common stock.